PROMISSORY NOTE PAYABLE (Details Narrative) - Bijie Yabei New Energy Automobile Co Ltd [Member] - USD ($)	12 Months Ended
	Dec. 31, 2014	Sep. 11, 2018
Defined Benefit Plan Disclosure [Line Items]
Legal dispute description	In 2014, Bijie Yabei New Energy Automobile Co., Ltd. (Bijie Yabei) became involved in a legal dispute with the Bijie Jinhaihu New District Management Committee (“Plaintiff”) regarding a loan of US$1.37 million along with interest. The original judgment by the court (Case No. (2018) Qian 0502 Min Chu 7520) ruled in favor of the Plaintiff. Bijie Yabei appealed the decision, requesting the revocation and retrial or amendment of the judgment. In 2019, the court of second instance upheld the original judgment, and Bijie Yabei was obligated to repay the loan principal and interest calculated at an annual rate of 6% from September 11, 2018, until the date of repayment.
Loan amount	$ 1,370,000
Debt interest rate		6.00%
Sale of fixed assets	$ 169,854